Note 4 - Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2015	December 31, 2014
Trade accounts	$90,603	$154,172
Less: Allowance for bad debts	(20,215)	(24,882)
Less: Allowance for returns	—	(10,834)
	$70,388	$118,456

	December 31, 2014	December 31, 2013
Trade accounts	$154,172	$575,375
Less: Allowance for bad debts	(24,882)	(2,899)
Less: Allowance for returns	(10,834)	(4,953)
	$118,456	$567,523

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Balance as of Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance as of End of Period
Nine months ended September 30, 2015	$24,882	$(4,672)	$5	$20,215
Year ended December 31, 2014	$2,899	$36,763	$(14,780)	$24,882

	Balance as of Beginning of Period	Provisions, net	Write-Off	Balance as of End of Period
Year ended December 31, 2014	$2,899	$36,763	$(14,780)	$24,882
Year ended December 31, 2013	$108,750	$92,224	$(198,075)	$2,899